Operating Segments (Details)	12 Months Ended
Dec. 31, 2022
Information Technologies (IT) Software solutions and services, Consulting & Management in Israel [Member]
Operating Segments (Details) [Line Items]
Percentage of revenue	52.00%
Percentage of operating income	51.00%
Information Technologies (IT) Software solutions and services in the United States [Member]
Operating Segments (Details) [Line Items]
Percentage of revenue	9.00%
Percentage of operating income	17.00%
Training and Integration [Member]
Operating Segments (Details) [Line Items]
Percentage of revenue	5.00%
Percentage of operating income	5.00%
Computer and Cloud Infrastructure and Integration Solutions [Member]
Operating Segments (Details) [Line Items]
Percentage of revenue	29.00%
Percentage of operating income	22.00%
Software Product Marketing And Support [Member]
Operating Segments (Details) [Line Items]
Percentage of revenue	5.00%
Percentage of operating income	5.00%
Michpal [Member]
Operating Segments (Details) [Line Items]
Payroll term	30 years
E-commerce Solutions [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	Zap Group provides an e-commerce platform for approximately 1,500 large, medium and small businesses, which operate stores in Israel. The platform, both website and application, allow end users to compare prices of the various stores for over 1.2 million products in 650 categories. The platform provides to more than 120 million visiting end users annually, 300,000 reviews of stores and products and 5,000 quality guides (videos and articles), which allow them to engage through the platform directly with the stores for a purchase of a certain product they looked at through the platform. Total online purchases through the platform is estimated at approximately NIS 2 billion annually, which is estimated at 14% out of total online purchase volume in Israel (not including food and beverage).